CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FROM OPERATIONS
Investment income, net	$ 368.2	$ 423.1	$ 423.2
Net realized loss on investments	(62.1)	(105.7)	(197.8)
Net change in unrealized appreciation on investments and mortgage loans payable	1,073.3	1,181.7	954.8
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,379.4	1,499.1	1,180.2
FROM PARTICIPANT TRANSACTIONS
Premiums	1,923.5	2,321.0	2,594.5
Liquidity units redeemed—Note 3	(940.3)
Annuity payments	(25.1)	(24.3)	(19.1)
Withdrawals and death benefits	(1,003.6)	(1,071.7)	(832.4)
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM PARTICIPANT TRANSACTIONS	(45.5)	1,225.0	1,743.0
NET INCREASE IN NET ASSETS	1,333.9	2,724.1	2,923.2
NET ASSETS
Beginning of year	13,527.2	10,803.1	7,879.9
End of year	$ 14,861.1	$ 13,527.2	$ 10,803.1